ACCOUNTS AND NOTES RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts and notes receivable
Accounts receivable	$ 18,629	$ 15,135
Notes receivable	329
Accounts and notes receivable, gross	18,958	15,135
Allowance of doubtful accounts	(556)	(224)	(233)
Accounts and notes receivable, net	18,402	14,911
Movement of allowance for doubtful accounts
Balance at beginning of year	224	233	253
Charge to expenses	1,357	831	446
Transferring out as a result of disposal of discontinued operations			(176)
Reversal	(1,032)	(429)
Write off		(428)	(304)
Exchange difference	7	17	14
Balance at end of year	$ 556	$ 224	$ 233